Restructuring	12 Months Ended
Dec. 31, 2021
Restructuring
Restructuring

(B.6) Restructuring

y Recognition of Restructuring Provisions

We only recognize provisions for restructuring if and when the following occurs:

-   SAP has designed a program that materially changes the scope of one of our businesses or the manner in which the business is conducted, and

-   A detailed and documented restructuring plan has been approved by our Executive Board, a member thereof, or a direct report of an Executive Board member, and

-   The program established is planned to start shortly after the program plan is approved and is expected to be completed in a timeframe that makes significant changes to the plan unlikely, and

-   The program has been announced to the parties affected or has commenced.

We consider whether a change in business is material based on the business affected rather than for SAP as a whole. In judging whether a unit qualifies as a business for restructuring purposes, we consider if the unit has its own management team, has access to all inputs and processes necessary to provide outputs, and generates or could generate revenues. The materiality of a change to a business is assessed based on both the size and the nature of the change and therefore does not necessarily involve a material quantitative impact on our financial statements.

To accelerate the modernization of our cloud infrastructure and to harmonize our platform structure, we initiated a restructuring program in the Global Cloud Services area. The implementation started in the first quarter of 2021 and is expected to conclude in the first half of 2023. The majority of the expenses recognized as a result of this program are impairments of data centers and related assets.

Restructuring expenses presented in SAP’s income statement primarily include the following components:

Restructuring Expenses

€ millions	2021	2020	2019
Employee-related restructuring expenses	-25	7	-1,111
Onerous contract-related restructuring expenses and restructuring-related impairment losses	-132	-4	-19
 Restructuring expenses	-157	3	-1,130

If not presented separately in our income statement, restructuring expenses would have been classified in the different expense items in our income statement as follows:

Restructuring Expenses by Functional Area

€ millions	2021	2020	2019
Cost of cloud	-127	0	-20
Cost of software licenses and support	-5	1	-118
Cost of services	-13	-3	-154
Research and development	-12	1	-467
Sales and marketing	3	3	-299
General and administration	-2	2	-71
 Restructuring expenses	-157	3	-1,130